Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 97,849	$ 46,471	$ 14,544
Other comprehensive income, net of tax:
Foreign currency translation adjustments	11,104	2,849	3,278
Other comprehensive income	11,104	2,849	3,278
Comprehensive income	108,953	49,320	17,822
Add: Comprehensive loss attributable to noncontrolling interest	1,965	277	1,027
Comprehensive income attributable to Qihoo 360 Technology Co. Ltd.	$ 110,918	$ 49,597	$ 18,849